Cover	Aug. 14, 2024
Document Information Line Items
Entity Registrant Name	CORNER GROWTH ACQUISITION CORP.
Entity Central Index Key	0001829953
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 14, 2024
Entity Ex Transition Period	false
Entity File Number	001-39814
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1563902
Entity Address Address Line 1	251 Lytton Avenue
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Palo Alto
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94301
City Area Code	650
Local Phone Number	543-8180
Security 12b Title	Class A Ordinary Shares included as part of the units
Trading Symbol	COOL
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Units Each Consisting Of One Class A Ordinary Share Dollar0.0001 Par Value And Onethird Of One Redeemable Warrant Member
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	COOLU
Redeemable Warrants Included As Part Of The Units Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of Dollar11.50 Member
Document Information Line Items
Security 12b Title	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	COOLW